CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss, net	Non-controlling Interest	Total
Balance at Dec. 31, 2011	$ 299	$ 79,852		$ (37,833)	$ 5,494	$ 47,812
Balance (in shares) at Dec. 31, 2011	29,870
Increase (Decrease) in Stockholders' Equity
Cash dividends on common stock		(52,352)	$ (5,640)			(57,992)
Shares issued upon acquisition of SureWest/Enventis	$ 100	148,293				148,393
Shares issued upon the acquisition of SureWest/Enventis (in shares)	9,966
Shares issued under employee plan, net of forfeitures (in shares)	79
Non-cash, stock-based compensation		2,348				2,348
Purchase and retirement of common stock		(559)				(559)
Purchase and retirement of common stock (in shares)	(37)
Tax on restricted stock vesting		47				47
Distributions to non-controlling interests					(1,850)	(1,850)
Other comprehensive income (loss)				(7,951)		(7,951)
Other		(314)				(314)
Net income			5,640		531	6,171
Balance at Dec. 31, 2012	$ 399	177,315		(45,784)	4,175	136,105
Balance (in shares) at Dec. 31, 2012	39,878
Increase (Decrease) in Stockholders' Equity
Cash dividends on common stock		(31,310)	(30,811)			(62,121)
Shares issued under employee plan, net of forfeitures	$ 2					2
Shares issued under employee plan, net of forfeitures (in shares)	234
Non-cash, stock-based compensation		3,028				3,028
Purchase and retirement of common stock		(889)				(889)
Purchase and retirement of common stock (in shares)	(46)
Tax on restricted stock vesting		289				289
Other comprehensive income (loss)				44,784		44,784
Net income			30,811		330	31,141
Balance at Dec. 31, 2013	$ 401	148,433		(1,000)	4,505	152,339
Balance (in shares) at Dec. 31, 2013	40,066
Increase (Decrease) in Stockholders' Equity
Cash dividends on common stock		(51,264)	(15,067)			(66,331)
Shares issued upon acquisition of SureWest/Enventis	$ 101	257,558				257,659
Shares issued upon the acquisition of SureWest/Enventis (in shares)	10,144
Shares issued under employee plan, net of forfeitures	$ 2	(2)
Shares issued under employee plan, net of forfeitures (in shares)	224
Non-cash, stock-based compensation		3,622				3,622
Purchase and retirement of common stock		(1,856)				(1,856)
Purchase and retirement of common stock (in shares)	(69)
Tax on restricted stock vesting		879				879
Other comprehensive income (loss)				(30,640)		(30,640)
Other		(231)				(231)
Net income			$ 15,067		321	15,388
Balance at Dec. 31, 2014	$ 504	$ 357,139		$ (31,640)	$ 4,826	$ 330,829
Balance (in shares) at Dec. 31, 2014	50,365